                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Barry Feirstein
Address: 767 Third Avenue, 28th Floor
         New York, New York  10017


Form 13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barry Feirstein
Title:
Phone:   (212) 754-5651

Signature, Place, and Date of Signing:

       /s/ Barry Feirstein   New York, New York   August 13, 1999
    _______________________  ____________________ _______________
       [Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $422,515
                                            [thousands]


List of Other Included Managers:  None.


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]

                                                   Form 13F INFORMATION TABLE

                                                                                                      COLUMN
    COLUMN 1            COLUMN 2    COLUMN 3      COLUMN 4             COLUMN 5          COLUMN 6       7          COLUMN 8
--------------------  ------------  ---------  -------------  -------------------------  -----------  ---  ----------------------
                      TITLE                    VALUE          SHRS OR      SH/   PUT/    INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER        OF CLASS      CUSIP                     PRN AMT      PRN   CALL    DISCRETION   MGRS SOLE      SHARED  NONE
-------------------   ---------     ---------  ------------   -----------  ----  ----    -----------  ---- --------  ------  ----

ACTEL CORP            Common        004934105     7,375,000      500,000   X                 500,000          500,000
ADAPTIVE BROADBAND    Common        00650M104     4,375,000      200,000   X                 200,000          200,000
ALKERMES INC          Common        01642T108    13,528,125      585,000   X                 585,000          585,000
ALLIED WASTE          Common        019589308    39,500,000    2,000,000   X               2,000,000        2,000,000
AMFM INC              Common        158915108    11,025,000      200,000   X                 200,000          200,000
AT PLAN               Common        04962Q100     1,500,000      100,000   X                 100,000          100,000
AUTONATION            Common        05329W102    26,718,750    1,500,000   X               1,500,000        1,500,000
CAREERBUILDER INC     Common        141684100     1,312,500      100,000   X                 100,000          100,000
CAREINSITE INC        Common        14170M106       945,000       20,000   X                  20,000           20,000
CASH AMERICA
  INTERNATIONAL       Common        14754D100    32,187,500    2,500,000   X               2,500,000        2,500,000
CD RADIO INC          Common        125127100     4,570,313      150,000   X                 150,000          150,000
CEPHALON INC          Common        156708109     6,950,000      400,000   X                 400,000          400,000
CISCO SYSTEMS         Common        17275R102    19,331,250      300,000   X                 300,000          300,000
CONCUR TECHNOLOGIES   Common        206708109     8,437,500      300,000   X                 300,000          300,000
DANKA BUSINESS ADR    Common        236277109     5,625,000    1,000,000   X               1,000,000        1,000,000
DRKOOP INC            Common        262098106     1,195,313       75,000   X                  75,000           75,000
EBAY INC              Common        278642103     7,568,750       50,000   X                  50,000           50,000
ESPS INC              Common        269129102       743,750      100,000   X                 100,000          100,000
GILEAD SCIENCES       Common        375558103    20,900,000      400,000   X                 400,000          400,000
HEALTHSOUTH REHAB     Common        421924101     7,437,500      500,000   X                 500,000          500,000
KOPIN CORP            Common        500600101    11,968,750      500,000   X                 500,000          500,000
LIFEPOINT HOSPITALS   Common        53219L109     6,718,750      500,000   X                 500,000          500,000
MINIMED INC           Common        60365K108     7,693,750      100,000   X                 100,000          100,000
MOBILE MINI INC       Common        60740F105     5,868,750      300,000   X                 300,000          300,000
ORACLE SYSTEMS        Common        68389X105    18,562,500      500,000   X                 500,000          500,000
PHARMACYCLICS         Common        716933106    11,200,000      400,000   X                 400,000          400,000
PHONE.COM             Common        71920Q100     5,600,000      100,000   X                 100,000          100,000
QLT PHOTOTHERAPEUTICS Common        746927102     5,500,000      100,000   X                 100,000          100,000
REPUBLIC SERVICES
  INC CL-A            Common        760759100    49,500,000    2,000,000   X               2,000,000        2,000,000
ROYAL GROUP TECH LTD  Common        779915107     5,887,500      200,000   X                 200,000          200,000
SALESLOGIX CORP       Common        79466P105     1,859,375      125,000   X                 125,000          125,000
SCIENT CORP           Common        80864H109     2,378,125       50,000   X                  50,000           50,000
SENSORMATIC ELECTRS   Common        817265101     6,968,750      500,000   X                 500,000          500,000
STILLWATER MINING
  COMPANY             Common        86074Q102     6,500,000      200,000   X                 200,000          200,000




STRATEGIC
  DISTRIBUTION        Common        862701208     7,168,750    3,100,000   X               3,100,000        3,100,000
TRIAD HOSPITALS INC   Common        89579K109     1,350,000      100,000   X                 100,000          100,000
URANIUM RESOURCES     Common        916901309       326,255    1,418,500   X               1,418,500        1,418,500
WASTE MGMT INC        Common        94106L109    37,625,000      700,000   X                 700,000          700,000
YAHOO INC             Common        984332106     8,612,500       50,000   X                  50,000           50,000
AMER SATELLITE
  NETWORK
  @1.3 6/30/99        Warrants      600813976             0       18,000   X                  18,000           18,000

Grand Total                                     422,515,005

[Repeat as necessary]







































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